Consolidated Statement of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Gameface Ltd [Member]	Common Stock [Member] Play Sight Interactive Ltd [Member]	Common Stock [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Gameface Ltd [Member]	Additional Paid-in Capital [Member] Play Sight Interactive Ltd [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Gameface Ltd [Member]	AOCI Attributable to Parent [Member] Play Sight Interactive Ltd [Member]	AOCI Attributable to Parent [Member] Reverse Stock Split [Member]	Retained Earnings [Member]	Retained Earnings [Member] Gameface Ltd [Member]	Retained Earnings [Member] Play Sight Interactive Ltd [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Total	Gameface Ltd [Member]	Play Sight Interactive Ltd [Member]	Reverse Stock Split [Member]
Balance at Apr. 30, 2021	$ 2,764				$ 10,389,935				$ (20,170)				$ (28,823,273)				$ (18,450,744)
Balance, shares at Apr. 30, 2021	2,764,283
Stock issued for:
Conversion of notes payable - related parties	$ 164				6,219,838												6,220,002
Conversion of notes payable - related parties, shares	163,694
Acquisition / Contingent consideration	$ 54				3,549,946	$ 9,700,000	$ 39,950,000										3,550,000	$ 9,700,000	$ 39,950,000
Acquisition / Contingent consideration, shares	54,000
Conversion of notes payable	$ 692				6,229												6,921
Conversion of notes payable, shares	692,130
Fractional share issuance	$ 495				2,255												2,750
Fractional share issuance, shares	495,000
Services	$ 21				2,003,362												2,003,383
Services, shares	20,719
Share-based compensation	$ 5				32,473,597												32,473,602
Share-based compensation, shares	5,022
Elimination of related party derivative liability					8,754,538												8,754,538
Change in comprehensive income (loss)									75,132								75,132
Net loss for the period													(51,773,652)				(51,773,652)
Balance at Apr. 30, 2022	$ 4,195			$ 105	113,049,700			$ 113,053,790	54,962			$ 54,962	(80,596,925)			$ (80,596,925)	32,511,932			$ 32,511,932
Balance, shares at Apr. 30, 2022	4,194,848			104,871
Stock issued for:
Acquisition / Contingent consideration				$ 15				915,530												915,545
Acquisition / Contingent consideration, shares	14,960
Conversion of notes payable				110				14,046,190												14,046,300
Conversion of notes payable, shares	109,737
Fractional share issuance
Fractional share issuance, shares	38
Services				1				35,249												35,250
Services, shares	625
Share-based compensation								277,625												277,625
Net loss for the period																(4,266,431)				(4,266,431)
Cash				26				4,194,974												4,195,000
Cash, shares	26,219
Change in comprehensive income												58,139								58,139
Balance at Jul. 31, 2022	$ 257				132,523,358				113,101				(84,863,356)				47,773,360
Balance, shares at Jul. 31, 2022	256,450
Balance at Apr. 30, 2022	$ 4,195			$ 105	113,049,700			113,053,790	54,962			54,962	(80,596,925)			(80,596,925)	32,511,932			32,511,932
Balance, shares at Apr. 30, 2022	4,194,848			104,871
Stock issued for:
Change in comprehensive income (loss)																	13,016
Net loss for the period																	(64,169,773)
Balance at Jan. 31, 2023				$ 338				132,993,999				67,978				(144,766,698)	11,700,000			(11,704,383)
Balance, shares at Jan. 31, 2023				338,579
Balance at Apr. 30, 2022	$ 4,195			$ 105	113,049,700			113,053,790	54,962			54,962	(80,596,925)			(80,596,925)	32,511,932			32,511,932
Balance, shares at Apr. 30, 2022	4,194,848			104,871
Stock issued for:
Acquisition / Contingent consideration	$ 2,829				912,716												915,545
Acquisition / Contingent consideration, shares	2,829,055
Fractional share issuance	$ 2				(2)
Fractional share issuance, shares	1,535
Services	$ 31				37,055												37,086
Services, shares	31,000
Share-based compensation					746,511												746,511
Change in comprehensive income (loss)									87,550								87,550
Net loss for the period													(71,153,685)				(71,153,685)
Conversion of notes payable	$ 4,389				14,041,911												14,046,300
Conversion of notes payable, shares	4,389,469
Cash	$ 2,068				4,192,932												$ 4,195,000
Cash, shares	2,067,260																151,579
Cashless exercise of warrants	$ 30				(30)
Cashless exercise of warrants, shares	30,000
Balance at Apr. 30, 2023	$ 13,544			$ 339	132,980,793			132,993,998	142,512			142,512	(151,750,610)			(151,750,610)	(18,613,761)			(18,613,761)
Balance, shares at Apr. 30, 2023	13,543,155			338,579
Balance at Jul. 31, 2022	$ 257				132,523,358				113,101				(84,863,356)				47,773,360
Balance, shares at Jul. 31, 2022	256,450
Stock issued for:
Acquisition / Contingent consideration	$ 48				(48)
Acquisition / Contingent consideration, shares	48,098
Share-based compensation					277,625												277,625
Net loss for the period													(11,023,567)				(11,023,567)
Cash	$ 25				(25)
Cash, shares	25,463
Cashless exercise of warrants, shares	750
Change in comprehensive income									113,597								113,597
Cashless exercise of warrants	1				(1)
Balance at Oct. 31, 2022	$ 331				132,800,909				226,698				(95,886,923)				37,141,015
Balance, shares at Oct. 31, 2022	330,761
Stock issued for:
Acquisition / Contingent consideration	$ 7				(7)
Acquisition / Contingent consideration, shares	7,668
Services					1,836												1,836
Services, shares	150
Share-based compensation					191,261												191,261
Change in comprehensive income (loss)																	(158,720)
Net loss for the period													(48,879,775)				(48,879,775)
Change in comprehensive income									(158,720)								(158,720)
Balance at Jan. 31, 2023				$ 338				132,993,999				67,978				(144,766,698)	11,700,000			(11,704,383)
Balance, shares at Jan. 31, 2023				338,579
Balance at Apr. 30, 2023	$ 13,544			$ 339	132,980,793			132,993,998	142,512			142,512	(151,750,610)			(151,750,610)	(18,613,761)			(18,613,761)
Balance, shares at Apr. 30, 2023	13,543,155			338,579
Stock issued for:
Acquisition / Contingent consideration				$ 1				(1)
Acquisition / Contingent consideration, shares	1,350
Services
Services, shares	188
Share-based compensation
Net loss for the period																(846,765)				(846,765)
Cash																	188
Cashless exercise of warrants, shares	27,000
Change in comprehensive income												(27,020)								(27,020)
Cashless exercise of warrants				27				(27)
Accounts payable				67				559,913												559,980
Accounts payable, shares	67,500
Satisfaction of profit guarantee on note payable				94				558,200												558,294
Satisfaction of profit guarantee on note payable, shares	93,680
Balance at Jul. 31, 2023	$ 528				134,112,083				115,492				(152,597,375)				(18,369,272)
Balance, shares at Jul. 31, 2023	528,297
Balance at Apr. 30, 2023	$ 13,544			$ 339	132,980,793			$ 132,993,998	142,512			$ 142,512	(151,750,610)			$ (151,750,610)	(18,613,761)			$ (18,613,761)
Balance, shares at Apr. 30, 2023	13,543,155			338,579
Stock issued for:
Change in comprehensive income (loss)																	68,318
Net loss for the period																	(2,857,274)
Balance at Jan. 31, 2024	$ 20,572				158,449,736				182,902				(154,607,884)				4,045,326
Balance, shares at Jan. 31, 2024	20,572,447
Balance at Jul. 31, 2023	$ 528				134,112,083				115,492				(152,597,375)				(18,369,272)
Balance, shares at Jul. 31, 2023	528,297
Stock issued for:
Acquisition / Contingent consideration	$ 2				418,453												418,455
Acquisition / Contingent consideration, shares	1,964
Services	$ 14				28,048												$ 28,062
Services, shares	13,707																13,707
Net loss for the period													1,762,119				$ 1,762,119
Cash, shares																	1,844,506
Cashless exercise of warrants, shares	1,708,152
Change in comprehensive income									95,338								$ 95,338
Cashless exercise of warrants	1,708				(1,708)
Satisfaction of profit guarantee on note payable	$ 85				210,716												210,801
Satisfaction of profit guarantee on note payable, shares	85,000
Fractional adjustment in reverse split	$ 36				(36)
Fractional adjustment in reverse split, shares	35,683
Reclassification of derivative liability upon amendment of agreement					1,456,854												1,456,854
Balance at Oct. 31, 2023	$ 2,373				136,224,410				210,830				(150,835,256)				(14,397,643)
Balance, shares at Oct. 31, 2023	2,372,803
Stock issued for:
Acquisition / Contingent consideration
Acquisition / Contingent consideration, shares	56
Services	$ 756				267,140												267,896
Services, shares	756,069
Change in comprehensive income (loss)																	95,338
Net loss for the period													(3,772,628)				(3,772,628)
Cashless exercise of warrants, shares	2,913,216
Change in comprehensive income									(27,928)								(27,928)
Cashless exercise of warrants	2,913				(2,913)
Satisfaction of profit guarantee on note payable	$ 2,567				705,387												707,954
Satisfaction of profit guarantee on note payable, shares	2,567,500
Reclassification of derivative liability upon amendment of agreement					1,118,347												1,118,347
Cash (including warrants)	$ 11,963				17,949,865												17,961,828
Cash (including warrants), shares	11,962,803
Conversion of deferred copensation to warrants (equity)					2,187,500												2,187,500
Balance at Jan. 31, 2024	$ 20,572				$ 158,449,736				$ 182,902				$ (154,607,884)				$ 4,045,326
Balance, shares at Jan. 31, 2024	20,572,447